8. Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Property, Plant and Equipment
	December 31, 2013	September 30, 2013
Equipment leased to customers	$ 389,492	$ 389,492
Equipment	261,521	255,339
Leasehold improvements	148,834	145,147
Software	91,587	87,361
Furniture	70,407	32,855
Total gross property and equipment	961,841	910,194

Accumulated depreciation and amortization	(394,018)	(339,834)

Property and equipment, net	$ 567,823	$ 570,360